ICA File Number:  811-8767
UBS Money Series
51 West 52nd Street
New York, New York 10019-6114
212-882-5000
Todd Lebo
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114
Fiscal year end: 4/30
Reporting Period: 07/01/2003 - 06/30/04




===========================UBS Liquid Assets Fund===============================

Invests exclusively in non-voting securities


========================UBS Select Money Market Fund============================

Invests exclusively in non-voting securities


===========================UBS Select Treasury Fund=============================

Invests exclusively in non-voting securities


=====================LIR Premier Money Market Fund==============================

Invests exclusively in non-voting securities


=====================LIR Premier Tax-Free Money Market Fund=====================

Invests exclusively in non-voting securities


========================UBS Cash Reserves Fund==================================

Invests exclusively in non-voting securities


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series


By:__________/s/ Joseph Varnas__________
   Joseph Varnas
   President


Date: 8/27/04